TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Statutory tax rate	23.00%	23.00%	23.00%
Duration of tax benefits limitation, option one minimum	2 years
Uniform tax rate					16.00%
Withholding tax	20.00%
Undistributed earnings	$ 3,359
Unrecognized deferred tax liability	273
Unrecognized tax benefits, accrued penalties and interest	259	$ 295
Penalties and interest expense	$ 35	$ 102
Minimum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits	10.00%
Distribution of dividends from the above mentioned tax exempt income	10.00%
Maximum [Member]
Tax Credit Carryforward [Line Items]
Minimum percentage of income derived from export to receive tax benefits	25.00%
Distribution of dividends from the above mentioned tax exempt income	25.00%
Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate					9.00%
TCJA [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate				21.00%
TCJA [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate				35.00%
Technological preferred enterprise[Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	12.00%
Technological preferred enterprise[Member] | Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Tax rate derving from intellectual property	7.50%